NON-PUBLIC

CONFIDENTIAL TREATMENT REQUESTED BY INTERNATIONAL SPECIALTY PRODUCTS INC.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

2/14/02

13FCONP

RECD S.E.C. FEB 13 2001

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [ ]; Amendment Number: _____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: International Specialty Products Inc.
Address: 300 Delaware Avenue
Wilmington, Delaware 19801

CONFIDENTIAL TREATMENT EXPIRED

01074870

Form 13F File Number: 28-5874

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Richard A. Weinberg
Title: Executive Vice President and General Counsel
Phone: 973-628-3520

PROCESSED
JAN 23 2003
THOMSON
FINANCIAL

Signature, Place, and Date of Signing:

/s/ Richard A. Weinberg	Wayne, New Jersey	February 12, 2001
[Signature]	[City, State]	[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

CONFIDENTIAL TREATMENT REQUESTED BY INTERNATIONAL SPECIALTY PRODUCTS INC.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 3

Form 13F Information Table Value Total: $270,586 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.	Form 13F File Number	Name
1	28-7274	ISP Opco Holdings Inc.

CONFIDENTIAL TREATMENT REQUEST

Column 1	Column 2	Column 3	Column 4	Column 5		Column 6	Column 7	Column 8		
	Title Of		Value	Shares or		Investment	Other		Voting Authority	
Name of Issuer	Class	CUSIP	(x $1,000)	Prin Amt		Discretion	Managers	Sole	Shared	None
Confidential Treatment Requested by International Specialty Products Inc										
VoiceStream	COM	928615103	158,671	1,576,850	SH	DEFINED	1		1,576,850	
Intermedia	COM	458801107	1,816	252,544	SH	DEFINED	1		252,544	
Honeywell	COM	438516106	110,099	2,327,050	SH	DEFINED	1		2,327,050	
		Column Total	270,586							

Pursuant to the Instructions to Form 13F, holdings of fewer than 10,000 shares and less than $200,000 aggregate fair market value have not been reported.

CONFIDENTIAL TREATMENT REQUESTED UNTIL AUGUST 14, 2001. OPEN RISK ARBITRAGE POSITIONS EXPECTED TO CLOSE IN SECOND QUARTER 2001.

As of 12/31/00